Post-employment Benefits - Fair value plan assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Plan assets measured at fair value
Post-employment benefit liability (asset)	$ 1,913,680	$ 2,080,651	$ 1,468,112
Plan assets
Plan assets measured at fair value
Post-employment benefit liability (asset)	(1,270,685)	(1,195,749)	$ (1,379,496)
Plan assets | Recurring basis
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	115,185	231,837
Money market securities	726,781	607,658
Post-employment benefit liability (asset)	1,270,685	1,195,749
Plan assets | Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	115,185	231,837
Money market securities	726,781	607,658
Post-employment benefit liability (asset)	1,270,685	1,195,749
Plan assets | Recurring basis | Trading equity securities - Common stock
Plan assets measured at fair value
Equity instruments	119,851	101,690
Plan assets | Recurring basis | Trading equity securities - Common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	119,851	101,690
Plan assets | Recurring basis | Other equity securities
Plan assets measured at fair value
Equity instruments	308,868	254,564
Plan assets | Recurring basis | Other equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	$ 308,868	$ 254,564